Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Revenue recognition [Policy Text Block]

(a) Revenue recognition

Revenue from digital currency mining

The Company participates in digital asset mining pools and provides computing power and transaction verification services to the mining pool in exchange for consideration. The Company's enforceable right to compensation only begins when, and continues while, the Company provides services to the mining pool operator. The contracts provide both the Company and the mining pool operator the right to terminate the contract at any time, without substantively compensating the other party for termination. As a result, the Company has determined that the duration of the contract is less than twenty-four (24) hours, and the contract is continuously renewed throughout the day other than in the case of one contract which has a one-year term with a 30-day termination notice period.  The Company has also determined that the mining pool operator's renewal right is not a material right, because the terms, conditions, and compensation amounts are at-then current market rates.

In exchange for providing hash calculation service to the mining pool operators, the Company is entitled to non-cash consideration in the form of Bitcoin. This consideration is made up of block rewards and transaction fees, less mining pool operator fees, and are generated as follows:

(i) Block rewards (also called block subsidies) are based upon the total blocks that are expected to be generated on the BTC network as a whole. The fee earned by the Company is first calculated by dividing (a) the total amount of hash rate the Company provides to the mining pool operator, by (b) the total BTC network's implied hash rate (as determined by the BTC network difficulty), multiplied by (c) the total amount of block subsidies that are expected to be generated on the BTC network as a whole.

(ii) Transaction fees refer to the total fees paid by users of the network to execute transactions. The fee paid out by the mining pool operator to the Company is further calculated by dividing (a) the total amount of transaction fees that are actually generated on the BTC network as a whole less the 3 largest and 3 smallest transactions per block, by (b) the total amount of block subsidies that are actually generated on the BTC network as a whole, multiplied by (c) the Company's fee earned as calculated in (i) above. The Company is entitled to its relative share of consideration even if a block is not successfully added to the blockchain by the mining pool.

(iii) Mining pool operating fees are charged by the mining pool operator for operating the mining pool as set forth in a rate schedule to the mining pool contract. The mining pool operating fees reduce the total amount of compensation the Company receives and are only incurred to the extent that the Company has generated mining revenue pursuant to the mining pool operators' payout calculation.

(iv) the consideration to which the Company expects to be entitled for providing computing power is entirely variable (block rewards, transaction fees and pool operating fees), as well as being non-cash consideration, the Company assesses the estimated amount of the variable non-cash consideration to which it expects to be entitled for providing computing power at contract inception and subsequently, to determine when and to what extent it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur once the uncertainty associated with the variable consideration is subsequently resolved. Under the Full-Pay-Per-Share ("FPPS") payout method, the Company recognizes the non-cash consideration on the same day that control of the contracted service transfers to the mining pool operator, which is the same day as the contract inception.

The Company measures the non-cash consideration received at the fair market value of the Bitcoin received. Management estimates fair value on a daily basis, as the quantity of Bitcoin received multiplied by the price quoted on the date and time it was received in the Company's wallet.

Revenues from high-performance computing hosting

The Company generates revenue by providing high performance computing power to customers. Revenues from the provision of high-performance computing power is measured and recognized as the Company meets its obligation of the provision of high-performance computing power at a point in time. The Company receives proceeds net of commissions. Revenues are recorded at the gross amount and the commission expense is included in operating and maintenance costs.

Digital currencies [Policy Text Block]

(b) Digital currencies

Digital currencies are earned as non-cash consideration for providing high performance computing power to a mining pool, in accordance with the Company's revenue recognition policy. Digital currencies are classified as current assets in the consolidated statement of financial position as they are highly liquid, and the Company expects to sell them within twelve months.

Digital currencies are measured at fair value each reporting period, with changes on remeasurement recognized in the consolidated statement of income and comprehensive income. Realized gains and losses are calculated as the difference between the cash proceeds and the cost basis, determined using a weight average cost method.

Fair value measurement [Policy Text Block]

(c) Fair value measurement

The fair value of assets and liabilities is the amount at which the item could be exchanged in an orderly transaction between market participants. Fair value measurement is based on a hierarchy of observable or unobservable inputs. The standard describes three levels of inputs that may be used to measure fair value. Fair value measurements are classified and disclosed in one of the following three categories:

  Level 1: Inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date;
  Level 2: Inputs to the valuation methodology other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and the fair value can be determined through the use of models or other valuation methodologies; and
  Level 3: Inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity of the asset and liability and the reporting entity makes estimates and assumptions relating to the pricing of the asset or liability, including assumptions regarding risk. This includes certain cash flow pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Cash [Policy Text Block]

(d) Cash

Cash and cash equivalents may include cash on hand, demand deposits and short-term highly liquid investments that are readily convertible into known amounts of cash, with maturities of 90 days or less when acquired.  As of March 31, 2025 and 2024, the Company did not classify any balances as cash equivalents.

Accounts receivable and allowance for current expected credit losses [Policy Text Block]

(e) Accounts receivable and allowance for current expected credit losses

Accounts receivable includes current outstanding invoices billed to customers due under customary trade terms. The term between invoicing and when payment is due is not significant.

The Company maintains an allowance for current expected credit losses for accounts receivable, which is recorded as an offset to accounts receivable and changes are classified in general and administrative expense in the consolidated statements of operations and comprehensive loss. Collectability is assessed by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when specific customers are identified with known disputes or collectability issues. In determining the amount of the expected credit losses, the Company considers historical collectability based on past due status, customer-specific information, market conditions, and reasonable and supportable forecasts of future economic conditions to inform adjustments to historical loss data.

The allowance for credit losses was $nil and $nil as of March 31, 2025, and 2024, respectively.

Investments [Policy Text Block]

(f) Investments

Investments in equity securities that have readily determinable fair values are initially and subsequently measured at fair value with changes recognized through the consolidated statement of income and comprehensive income.

For investments that do not have a readily determinable fair value the Company measures the investment at its net asset value ("NAV") where the NAV has been determined following the principles of ASC 946 Financial Services - Investment Entities. For all other investments the Company has elected the fair value option and is measuring those investments at fair value with changes recognized through the consolidated statement of income and comprehensive income.

Plant and equipment [Policy Text Block]

(g) Plant and equipment

Plant and equipment are stated at cost, net of accumulated depreciation. Cost includes all expenditures incurred to bring assets to the location and condition necessary for them to be operated in the manner intended by management.

Depreciation is computed on a straight-line basis over the estimated useful lives of the assets, which is generally as follows:

  Data center equipment - 2 to 4 years
  Buildings - 15 years
  Leasehold improvements - lesser of useful life or term of the lease

Expenditures for maintenance, repairs and day-to-day servicing are expensed as incurred.

Data center equipment includes directly attributable costs. Directly attributable costs include spare parts and auxiliary equipment that are used in connection with the data center equipment.

Subsequent costs are included in the asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any replaced parts is derecognized.

Gains and losses on disposal are determined by comparing the proceeds with the carrying amount and are recognized in profit or loss.

Impairment of long-lived assets and finite lived intangible assets [Policy Text Block]

(h) Impairment of long-lived assets

The Company’s long-lived assets are assessed for impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In order to determine if assets have been impaired, assets are grouped and tested at the lowest level for which identifiable independent cash flows  are available ("Asset Group"). When indicators of potential impairment are present, the Company prepares a projected undiscounted cash flow analysis for the respective asset or Asset Group. If the sum of the undiscounted cash flow is less than the carrying value of the asset or Asset Group, an impairment loss is recognized equal to the excess of the carrying value over the fair value, if any. The Company did not identify any indicators of impairment during the periods presented.

Leases [Policy Text Block]

(i) Leases

Right of use ("ROU") assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. The Company determines whether an arrangement contains a lease at the inception of the arrangement.

If a lease is determined to exist, the term of such lease is assessed based on the date on which the underlying asset is made available for the Company's use by the lessor. The Company's assessment of the lease term reflects the non-cancelable term of the lease, inclusive of any rent-free periods and/or periods covered by early-termination options which the Company is reasonably certain of not exercising, as well as periods covered by renewal options which the Company is reasonably certain of exercising.

The Company also determines lease classification as either operating or finance at lease commencement, which governs the pattern of expense recognition, and the presentation reflected on the consolidated statements of operations over the lease term. A finance lease is a lease in which 1) ownership of the property transfers to the lessee by the end of the lease term; 2) the lessor grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise; 3) the lease is for a major part of the remaining economic life of the underlying asset; 4) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already included in the lease payments equals or exceeds substantially all of the fair value; or 5) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. The Company classifies a lease as an operating lease when it does not meet any one of these criteria. For all periods presented, the Company only had operating leases.

For leases with a term exceeding 12 months, an operating lease liability is recorded on the Company's consolidated balance sheet at lease commencement reflecting the present value of its fixed minimum payment obligations over the lease term. A corresponding operating lease right-of-use asset equal to the initial lease liability is also recorded, adjusted for any prepaid rent and/or initial direct costs incurred in connection with execution of the lease and reduced by any lease incentives received. For purposes of measuring the present value of its fixed payment obligations for a given lease, the Company uses its incremental borrowing rate, determined based on information available at lease commencement, as rates implicit in its leasing arrangements are typically not readily determinable. The Company's incremental borrowing rate reflects the rate it would pay to borrow on a secured basis and incorporates the term and economic environment of the associated lease.

Lease expenses are recognized on a straight-line basis over the lease term and presented in general and administrative expenses in the consolidated statements of operations.

The Company has elected not to recognize ROU assets and lease liabilities for short-term leases that have a lease term of 12 months or less that do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise. The Company continues to recognize the lease payments associated with these leases as expenses as incurred over the lease term.

Variable lease costs are recognized as incurred and primarily consist of common area maintenance, additional density fees and utility charges not included in the measurement of right of use assets and operating lease liabilities. In addition,  any adjustments to fixed lease payments based on changes in Consumer Price Index (CPI) are treated as variable lease payments and recognized in consolidated statements of (loss) income in the period in which the change occurred.

Convertible loan [Policy Text Block]

(j) Convertible loan

The Company assesses the various terms and features of contracts to determine whether or not they contain embedded features that are required to be accounted for separately from the host contract and recorded on the balance sheet at fair value. With respect to conversion features, the Company assesses whether or not the conversion feature meets all of the requirements for equity classification and if so, the Company does not separate the feature and instead it is included in the initial recognition and subsequent recognition of the host loan.

Warrants [Policy Text Block]

(k) Warrants

The Company accounts for warrants by first assessing whether the warrants meet all of the requirements for equity classification, including whether the warrants are indexed to the Company's own shares of common stock and whether the warrant holders could potentially require "net cash settlement" in a circumstance outside of the Company's control, among other conditions for equity classification. This assessment is conducted at the time of issuance of the warrants and as of each subsequent quarterly period end date while the warrants are outstanding. For issued or modified warrants that do not meet all the criteria for equity classification, such warrants are required to be as a liability initially at their fair value on the date of issuance and subsequently remeasured to fair value on each balance sheet date thereafter. Changes in the estimated fair value of liability-classified warrants are recognized on the consolidated statements of operations and comprehensive loss in the period of change.

Following the Company's change in functional currency as at April 1, 2024, certain warrants no longer met equity classification and as such were reclassified as liabilities at that date.

Income tax [Policy Text Block]

(l) Income tax

Income taxes are comprised of current and deferred taxes. These taxes are accounted for using the asset and liability method. Current tax is recognized in connection with income for tax purposes, unrealized tax benefits and the recovery of tax paid in a prior period and measured using the enacted tax rates and laws applicable to the taxation period during which the income for tax purposes arose. Deferred tax is recognized on the difference between the carrying amount of an asset or a liability, as reflected in the financial statements, and the corresponding tax base, used in the computation of income for tax purposes ("temporary difference") and measured using the enacted tax rates and laws as at the balance sheet date that are expected to apply to the income that the Company expects to arise for tax purposes in the period during which the difference is expected to reverse. Management assesses the likelihood that a deferred tax asset will be realized, and a valuation allowance is provided to the extent that it is more likely than not that all or a portion of a deferred tax asset will not be realized. The determination of both current and deferred taxes reflects the Company's interpretation of the relevant tax rules and judgment.

Income taxes are recognized in the consolidated statement of operations and comprehensive loss, except when they relate to an item that is recognized in other comprehensive loss or directly in equity, in which case, the taxes are also recognized in other comprehensive loss or directly in equity respectively. Where income taxes arise from the initial accounting for a business combination, these are included in the accounting for the business combination.

The Company recognizes uncertain income tax positions at the largest amount that is more-likely-than-not to be sustained upon examination by the relevant taxing authority. This applies to income taxes and is not intended to be applied by analogy to other taxes, such as sales taxes, value-add taxes, or property taxes. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Recognition or measurement is reflected in the period in which the likelihood changes.

Stock-based compensation [Policy Text Block]

(m) Stock-based compensation

The Company issues equity awards including stock options, restricted stock units and broker warrants to certain of its employees, directors, officers, and consultants.

The Company measures equity settled share-based payments based on their fair value at the grant date and recognizes compensation expense on a graded basis over the vesting period. The amount recognized as an expense is net of estimated forfeitures, such that the amount ultimately recognized is based on the number of awards that ultimately vest. The Company estimates forfeitures based on historical forfeiture trends. If actual forfeiture rates are not consistent with the Company's estimates, the Company may be required to increase or decrease compensation expenses in future periods.

The Company utilizes the Black-Scholes Option Pricing Model ("Black-Scholes") to estimate the fair value of stock options. The use of Black- Scholes requires management to make various estimates and assumptions that impact the value assigned to the stock options including the forecast future volatility of the stock price, the risk-free interest rate, dividend yield and the expected life of the stock options.  Any changes in these assumptions could have a material impact on the share-based compensation calculation value, however the most significant estimate is the volatility.  Expected future volatility can be difficult to estimate as the Company has a limited operating history and is in an emerging industry with no comparable publicly traded competitors at the time of grant.  Due to the emerging nature of the industry, volatility estimates require significant estimates.  The Company estimated volatility based on historic share prices of companies operating in emerging innovative industries. Historical volatility is not necessarily indicative of future volatility.

Business combinations [Policy Text Block]

(n) Business combinations

The Company evaluates whether acquired net assets should be accounted for as a business combination or an asset acquisition by first applying a screen test to determine whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If so, the transaction is accounted for as an asset acquisition. If not, the Company applies its judgement to determine whether the acquired net assets meets the definition of a business by considering if the set includes an acquired input, process, and the ability to create outputs.

The Company accounts for business combinations using the acquisition method when it has obtained control. The Company measures goodwill as the fair value of the consideration transferred including the fair value of any non-controlling interest recognized, less the net recognized amount of the identifiable assets acquired and liabilities assumed, all measured at their fair value as of the acquisition date. Transaction costs, other than those associated with the issuance of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.

Any contingent consideration is measured at fair value at the acquisition date. Contingent consideration that does not meet all the criteria for equity classification is initially recorded at its fair value at the acquisition date, and subsequently remeasured to fair value on each balance sheet date thereafter. Changes in the estimated fair value of liability-classified contingent consideration are recognized in the consolidated statements of operations in the period of change.

When the initial accounting for a business combination has not been finalized by the end of the reporting period in which the transaction occurs, the Company reports provisional amounts. Provisional amounts are adjusted during the measurement period, which does not exceed one year from the acquisition date. These adjustments, or recognition of additional assets or liabilities, reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date

Asset acquisitions [Policy Text Block]

(o) Asset acquisitions

The Company accounts for asset acquisitions by allocating the consideration paid, including transaction costs, to the acquired assets and liabilities on a relative fair value basis. Working capital items are recognized at their stated amounts.

Goodwill [Policy Text Block]

(p) Goodwill

Goodwill represents the excess of the purchase price of an acquired business over the fair value of the net tangible and identifiable intangible assets acquired. Goodwill is either assigned to a specific reporting unit or allocated between reporting units based on a reasonable and supportable basis. Goodwill is reviewed for impairment at least annually, or whenever events or changes in circumstances indicate that the carrying value may not be recoverable.

Loss per Share [Policy Text Block]

(q) Loss per Share

The Company calculates basic and diluted net loss per common share by dividing the net loss by the number of weighted average common shares outstanding during the period. The Company has excluded other potentially dilutive shares, which include warrants to purchase common shares, outstanding stock options, and convertible debt from the number of common shares outstanding as their inclusion in the computation for all periods would be anti-dilutive due to net losses incurred.

New Standards or Amendments Not Yet Effective [Policy Text Block]

(r) New Standards or Amendments Not Yet Effective

The following amendments to existing standards have been issued up to and including the date of issuance of these financial statements, however are not yet effective for the Company:

  Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments in this update require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). This ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted.
  Accounting Standards Update 2024-03, Income statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expense. The amendments in this update requires public business entities to disclose, on an annual and interim basis, disaggregated information about certain income statement expense line items in the notes to the financial statements. Public business entities are required to apply the guidance prospectively and may elect to apply it retrospectively. This ASU is effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027.

The Company is still evaluating the impact of implementing the above improvements to its consolidated financial statements.